SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) ¥ in Millions		6 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)		Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total		$ 1,852,431			$ 561,698
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total		418,784	[1]		410,999	[1]	$ 400,000	¥ 3
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total		139,595	[1]		136,999	[1]	$ 100,000	¥ 1
Mr.Xiusheng Wang [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total	[1]	13,959			13,700
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total	[1]	1,280,093
Ms. Xiaodan Liu [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Lease from a related party		$ 82,729

[1]	On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate and payable on demand.